Quarterly Report
September 30, 2023
Massachusetts
Investors Trust
MIT-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	591,192	$109,216,810
Howmet Aerospace, Inc.	2,056,266	95,102,303
		$204,319,113
Alcoholic Beverages – 1.9%
Diageo PLC	1,521,449	$56,109,258
Pernod Ricard S.A.	333,698	55,547,658
		$111,656,916
Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	82,096	$61,935,416
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	596,895	$32,769,536
NASDAQ, Inc.	1,018,299	49,479,148
		$82,248,684
Business Services – 1.6%
Amdocs Ltd.	183,373	$15,493,185
Fiserv, Inc. (a)	724,254	81,811,732
		$97,304,917
Cable TV – 2.1%
Cable One, Inc.	57,402	$35,338,967
Comcast Corp., “A”	2,036,220	90,285,995
		$125,624,962
Chemicals – 0.5%
PPG Industries, Inc.	247,593	$32,137,571
Computer Software – 12.2%
Adobe Systems, Inc. (a)	118,441	$60,393,066
Check Point Software Technologies Ltd. (a)	634,218	84,528,575
Microsoft Corp.	1,594,391	503,428,958
Salesforce, Inc. (a)	373,446	75,727,380
		$724,077,979
Computer Software - Systems – 4.1%
Apple, Inc.	1,408,131	$241,086,108
Construction – 1.1%
Masco Corp.	774,868	$41,416,694
Summit Materials, Inc., “A” (a)	662,540	20,631,496
		$62,048,190
Consumer Products – 2.4%
Colgate-Palmolive Co.	727,202	$51,711,334
Kenvue, Inc.	2,490,532	50,009,883
Kimberly-Clark Corp.	337,127	40,741,798
		$142,463,015
Containers – 0.8%
Crown Holdings, Inc.	566,904	$50,159,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.3%
AMETEK, Inc.	410,749	$60,692,272
Fortive Corp.	590,329	43,778,799
Johnson Controls International PLC	1,461,039	77,741,885
TE Connectivity Ltd.	600,813	74,218,430
		$256,431,386
Electronics – 7.3%
Analog Devices, Inc.	479,965	$84,037,072
Applied Materials, Inc.	560,199	77,559,552
ASML Holding N.V.	80,502	47,273,924
NVIDIA Corp.	342,409	148,944,491
Texas Instruments, Inc.	488,687	77,706,120
		$435,521,159
Energy - Independent – 3.1%
ConocoPhillips	1,550,872	$185,794,466
Energy - Integrated – 1.2%
Exxon Mobil Corp.	602,526	$70,845,007
Food & Beverages – 1.0%
Mondelez International, Inc.	827,490	$57,427,806
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	1,109,633	$31,580,155
Health Maintenance Organizations – 1.7%
Cigna Group	356,142	$101,881,542
Insurance – 2.9%
Aon PLC	140,238	$45,467,964
Chubb Ltd.	366,268	76,249,672
Willis Towers Watson PLC	248,410	51,907,754
		$173,625,390
Internet – 6.3%
Alphabet, Inc., “A” (a)	2,538,399	$332,174,893
Alphabet, Inc., “C” (a)	334,245	44,070,203
		$376,245,096
Leisure & Toys – 1.2%
Electronic Arts, Inc.	588,377	$70,840,591
Machinery & Tools – 1.2%
Eaton Corp. PLC	339,030	$72,308,318
Major Banks – 5.5%
Bank of America Corp.	2,706,434	$74,102,163
Goldman Sachs Group, Inc.	281,607	91,119,577
JPMorgan Chase & Co.	1,112,443	161,326,484
		$326,548,224
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	339,221	$83,533,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.9%
Agilent Technologies, Inc.	570,178	$63,757,304
Becton, Dickinson and Co.	344,990	89,190,265
Medtronic PLC	1,195,894	93,710,254
Thermo Fisher Scientific, Inc.	82,604	41,811,666
		$288,469,489
Network & Telecom – 1.2%
Equinix, Inc., REIT	95,689	$69,495,093
Other Banks & Diversified Financials – 4.3%
Mastercard, Inc., “A”	308,267	$122,045,988
Visa, Inc., “A”	573,717	131,960,647
		$254,006,635
Pharmaceuticals – 6.9%
Eli Lilly & Co.	178,618	$95,941,086
Johnson & Johnson	328,901	51,226,331
Merck & Co., Inc.	705,040	72,583,868
Pfizer, Inc.	549,011	18,210,695
Vertex Pharmaceuticals, Inc. (a)	324,105	112,704,273
Zoetis, Inc.	330,528	57,505,261
		$408,171,514
Pollution Control – 0.7%
Waste Management, Inc.	257,254	$39,215,800
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	489,432	$36,418,635
Specialty Chemicals – 2.2%
DuPont de Nemours, Inc.	952,041	$71,012,738
Linde PLC	164,630	61,299,981
		$132,312,719
Specialty Stores – 6.8%
Amazon.com, Inc. (a)	1,046,085	$132,978,325
Costco Wholesale Corp.	147,826	83,515,777
Home Depot, Inc.	302,623	91,440,566
Target Corp.	507,647	56,130,529
Tractor Supply Co.	183,963	37,353,687
		$401,418,884
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	461,238	$75,850,589
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	631,176	$36,115,891
Total Common Stocks		$5,919,120,097
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.4% (v)	16,884,685	$16,888,062

Other Assets, Less Liabilities – 0.1%		7,013,498
Net Assets – 100.0%		$5,943,021,657
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,888,062 and $5,919,120,097, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,577,306,631	$—	$—	$5,577,306,631
France	—	117,483,074	—	117,483,074
Israel	84,528,575	—	—	84,528,575
United Kingdom	—	56,109,258	—	56,109,258
Netherlands	—	47,273,924	—	47,273,924
Canada	36,418,635	—	—	36,418,635
Mutual Funds	16,888,062	—	—	16,888,062
Total	$5,715,141,903	$220,866,256	$—	$5,936,008,159
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,174,949	$404,022,811	$432,319,709	$11,585	$(1,574)	$16,888,062
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,434,118	$—